CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 5,747	$ 5,206
Restricted bank deposits	347	371
Trade receivable, net	16,524	13,357
Other accounts receivable and prepaid expenses	1,780	1,742
Inventories, net	2,782	2,503
Patents	5,283	5,283
Total current assets	32,463	28,462
LONG-TERM ASSETS
Severance pay funds	0	0
Deferred tax long term	919	501
Property and equipment, net	2,889	2,701
Other Intangible assets, net	5,251	5,576
Goodwill	7,026	7,026
Operating lease right-of-use asset	1,025	487
Total non-current assets	17,110	16,291
TOTAL ASSETS	49,573	44,753
CURRENT LIABILITIES
Trade payables	2,345	1,883
Employees and payroll accruals	1,121	1,015
Related parties	0	100
Accrued expenses and other liabilities	517	485
Deferred revenue	695	726
Short-term loan and other	1,690	1,194
Total current liabilities	6,368	5,403
LONG-TERM LIABILITIES
Long-term loan	29,181	33,952
Deferred revenue	49	305
Deferred tax liability LT	170	170
Accrued severance pay	0	0
Operating lease liabilities	0	108
Total non-current liabilities	29,400	34,535
SHAREHOLDERS' EQUITY:
Ordinary shares	21,970	9,094
Additional paid-in capital	95,822	102,670
Accumulated deficit	(103,985)	(106,948)
Total shareholders' equity	13,807	4,816
Total Liabilities and Shareholders' Equity	$ 49,575	$ 44,754